Treasury Shares - Summary of Changes in Treasury Shares (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Changes in treasury shares [Line Items]
Payment to acquire treasury shares	₩ 285,487		₩ 76,111
Bonus payment to employees [Member]
Disclosure of Changes in treasury shares [Line Items]
Distribution of treasury shares	441,087	449,901
Proceeds from sale or issue of treasury shares	₩ 20,208	₩ 20,612
Gain loss on disposal treasury share	₩ 212	₩ 4,813
Kako Co Ltd [Member]
Disclosure of Changes in treasury shares [Line Items]
Number of share acquired	5,773,410
Payment to acquire treasury shares	₩ 285,487